Document and Entity Information	Mar. 30, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 30, 2025
Entity File Number	001-37586
Entity Registrant Name	INGEVITY CORPORATION
Entity Central Index Key	0001653477
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-4027764
Entity Address, Address Line One	4920 O’Hear Avenue Suite 400
Entity Address, City or Town	North Charleston
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29405
City Area Code	843
Local Phone Number	740-2300
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	NGVT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false